FINANCE LEASES - Right-of-Use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 83,589	$ 98,535
Additions	16,281	0
Depreciation	(14,946)	(14,946)
Impairment	0	0
Disposal	(16,281)
Vessel under capital leases, ending balance	$ 68,643	$ 83,589